Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALGER INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000911415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGRX
Alger Capital Appreciation Focus Fund (First Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALGIX
Alger Capital Appreciation Focus Fund (Second Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALZFX
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALAFX
Alger Capital Appreciation Focus Fund (Third Prospectus Summary) | Alger Capital Appreciation Focus Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALCFX